STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net income (loss)	$ 805,090	$ (187,268)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(1,497,946)	(650,339)
Changes in assets and liabilities
Other assets	101,918	0
Accounts payable and accrued expenses	(9,303)	9,000
Accounts payable - affiliates	(177,787)	691,517
Net cash provided by (used in) operating activities	(778,028)	(137,090)
Cash flows from investing activities:
Cash flows from investing activities Proceeds from disposition of operating limited partnerships	1,497,946	650,339
Net cash provided by investing activities	1,497,946	650,339
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	719,918	513,249
Cash and cash equivalents, beginning	1,220,750	707,501
Cash and cash equivalents, end	1,940,668	1,220,750
Series 47 [Member]
Cash flows from operating activities
Net income (loss)	969,566	50,402
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(1,098,271)	(296,116)
Changes in assets and liabilities
Other assets	(285)	0
Accounts payable and accrued expenses	(6,141)	6,179
Accounts payable - affiliates	(404,362)	196,371
Net cash provided by (used in) operating activities	(539,493)	(43,164)
Cash flows from investing activities:
Cash flows from investing activities Proceeds from disposition of operating limited partnerships	1,098,271	296,116
Net cash provided by investing activities	1,098,271	296,116
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	558,778	252,952
Cash and cash equivalents, beginning	496,126	243,174
Cash and cash equivalents, end	1,054,904	496,126
Series 48 [Member]
Cash flows from operating activities
Net income (loss)	(15,857)	202,017
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(61,500)	(327,454)
Changes in assets and liabilities
Other assets	(111)	0
Accounts payable and accrued expenses	(2,500)	2,500
Accounts payable - affiliates	(144,607)	(15,958)
Net cash provided by (used in) operating activities	(224,575)	(138,895)
Cash flows from investing activities:
Cash flows from investing activities Proceeds from disposition of operating limited partnerships	61,500	327,454
Net cash provided by investing activities	61,500	327,454
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(163,075)	188,559
Cash and cash equivalents, beginning	398,271	209,712
Cash and cash equivalents, end	235,196	398,271
Series 49 [Member]
Cash flows from operating activities
Net income (loss)	(148,619)	(439,687)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(338,175)	(26,769)
Changes in assets and liabilities
Other assets	102,314	0
Accounts payable and accrued expenses	(662)	321
Accounts payable - affiliates	371,182	511,104
Net cash provided by (used in) operating activities	(13,960)	44,969
Cash flows from investing activities:
Cash flows from investing activities Proceeds from disposition of operating limited partnerships	338,175	26,769
Net cash provided by investing activities	338,175	26,769
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	324,215	71,738
Cash and cash equivalents, beginning	326,353	254,615
Cash and cash equivalents, end	$ 650,568	$ 326,353